Guggenheim Floating Rate Strategies Fund Average Annual Total Returns - A C Inst P Shares [Member]		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.35%	[1]
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.05%	5.73%		5.13%	[2]
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.71%	4.23%		3.75%
Performance Inception Date	Nov. 30, 2011
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.32%	1.86%		1.67%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	2.18%		1.92%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.14%	4.09%		3.48%
Performance Inception Date	Nov. 30, 2011
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.17%	5.11%		4.50%
Performance Inception Date	Nov. 30, 2011
Class P
Prospectus [Line Items]
Average Annual Return, Percent		6.92%	4.86%	4.12%
Performance Inception Date	May 01, 2015

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[2]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[3]	Performance reflects return since inception of Class P shares.